Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Unrealized income, tax	$ 0	$ 1	$ 2
Reclassification to net earnings, tax	$ 0	$ 1	$ 1